CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Oct. 01, 2017	Jul. 02, 2017	Apr. 02, 2017	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock
Dividends paid per share (USD per share)	$ 0.656	$ 0.656	$ 0.618	$ 0.618	$ 0.618	$ 0.618	$ 0.583	$ 0.583	$ 2.548	$ 2.402	$ 2.236
Class B common stock
Dividends paid per share (USD per share)	$ 0.596	$ 0.596	$ 0.562	$ 0.562	$ 0.562	$ 0.562	$ 0.530	$ 0.530	$ 2.316	$ 2.184	$ 2.032